Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities
Net loss for the period	$ (4,145)	$ (3,420)	$ (10,917)	$ (10,276)
Items not affecting cash and cash equivalents:
Provisions	(20)	7	(10)	12
Depreciation and amortization	42	33	126	104
Share-based compensation costs	27	443	350	503
Employee future benefits	132	69	397	266
Amortization of deferred revenues		(1,248)	(1,554)	(1,952)
Net foreign exchange differences	(3)		(4)
Other non-cash items	2	3	7	3
Refund of income taxes	675		1,322	830
Changes in operating assets and liabilities (note 7)	(94)	168	(1,455)	254
Net cash used in operating activities	(3,384)	(3,945)	(11,738)	(10,256)
Cash flows from financing activities
Payments on lease liabilities	(33)	(33)	(113)	(101)
Net cash used in financing activities	(33)	(33)	(113)	(101)
Cash flows from investing activities
Purchase of property and equipment	(9)	(9)	(14)	(57)
Change in restricted cash equivalents	(1)	4	(1)	4
Net cash used in investing activities	(10)	(5)	(15)	(53)
Effect of exchange rate changes on cash and cash equivalents	(3)	(358)	11	(1,074)
Net change in cash and cash equivalents	(3,430)	(4,341)	(11,855)	(11,484)
Cash and cash equivalents – Beginning of period	42,186	58,157	50,611	65,300
Cash and cash equivalents – End of period	$ 38,756	$ 53,816	$ 38,756	$ 53,816